Northern Lights Fund Trust

The Biondo Focus Fund and The Biondo Growth Fund

Incorporated herein by reference is the definitive version of the supplement for The Biondo Focus Fund and The Biondo Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 15, 2015, (SEC Accession No. 0001580642-15-002213).